CASH AND BANK BALANCES	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
CASH AND BANK BALANCES

14. CASH AND BANK BALANCES

	As of September 30, 2025	As of December 31, 2024
	USD’000	USD’000
Cash at banks	1,927	1,047

Cash and bank balances are denominated in the following currencies:

	As of September 30, 2025	As of December 31, 2024
	USD’000	USD’000
Renminbi	1,317	700
Hong Kong dollar	1	*
US dollars	609	347
Total	1,927	1,047

*	Amount is less than USD1,000.

Bank balances denominated in Renminbi are deposited with banks in the PRC and are not freely convertible to foreign currencies. The conversion of these RMB denominated balances into foreign currencies is subject to the foreign exchange control rules and regulations promulgated by the PRC Government.

Bank balances denominated in US dollars are mainly held in bank accounts in Hong Kong and the United States of America.

Cash at banks comprise cash held by the Company with an original maturity of three months or less. The deposits carry interest at prevailing market rates.